RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Gross Fund Management Fee	$ 1,137,828	$ 1,137,828
Asset Management and Reporting Fee	103,421	128,042
Fund Management Fee net of Asset Management and Reporting Fee	1,034,407	1,009,786
Series Forty Seven [Member]
Gross Fund Management Fee	388,344	388,344
Asset Management and Reporting Fee	26,092	29,935
Fund Management Fee net of Asset Management and Reporting Fee	362,252	358,409
Series Forty Eight [Member]
Gross Fund Management Fee	238,380	238,380
Asset Management and Reporting Fee	26,948	18,465
Fund Management Fee net of Asset Management and Reporting Fee	211,432	219,915
Series Forty Nine [Member]
Gross Fund Management Fee	511,104	511,104
Asset Management and Reporting Fee	50,381	79,642
Fund Management Fee net of Asset Management and Reporting Fee	$ 460,723	$ 431,462